Financial risk management, objectives and policies, Credit risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Vessel Counterparty Institution Customer	Dec. 31, 2018 USD ($) Vessel Counterparty	Dec. 31, 2017 Vessel Counterparty
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		5	5	6
Number of vessels | Vessel		27	27	26
Number of counterparties | Counterparty		4	4	4
Number of vessels operated in spot market | Vessel		22	22	20
Number of financial institutions for holding cash | Institution		5
Number of major customers | Customer		5
Current trade receivables	[1]	$ 107,848	$ 60,196
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		67,356	94,944
Accounts receivable and accrued revenues		107,848	60,196
Maximum credit exposure		175,204	$ 155,140
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		7,491
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		6,840
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		5,983
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		5,403
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 4,604

[1]	Amortized cost.